Pension Benefit Plans (Components Of Net Periodic Pension Costs) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Service cost	$ 1.9	$ 2.3	$ 9.0	$ 9.6
Interest cost	21.0	22.7	89.7	101.1
Expected return on plan assets	(32.9)	(33.3)	(132.6)	(136.0)
Amortization of prior service credit			0.0	0.0
Amortization of net loss	6.6	6.0	24.6	28.9
Curtailment and settlement gains recognized			(0.7)	(9.3)
Curtailment gain recognized	0.0	0.7
Net periodic pension (benefit) cost	(3.4)	(3.0)	(10.0)	(5.7)
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Service cost	7.7	8.8	36.4	42.0
Interest cost	6.3	8.6	32.8	29.4
Expected return on plan assets	(10.2)	(10.4)	(40.2)	(34.2)
Amortization of prior service credit	(0.1)	(0.1)	(0.3)	(0.1)
Amortization of net loss	1.9	2.0	7.8	9.9
Curtailment and settlement gains recognized			(0.3)	(0.8)
Net periodic pension (benefit) cost	$ 5.6	$ 8.9	$ 36.2	$ 46.2